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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore     San Francisco, CA               May 15, 2012
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:     $201,638
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1          28-11473          WS Partners, L.L.C.


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   -------   --- ----  -------  --------   ----    ------  -----
ARVINMERITOR INC             FRNT 4.625% 3/0   043353AF8      2,791  3,000,000  PRN        Other     1    3,000,000
BP PLC                       SPONSORED ADR     055622104      9,990    222,000  SH         Other     1      222,000
CIT GROUP INC                COM NEW           125581801      5,248    127,251  SH         Other     1      127,251
CLEAR CHANNEL OUTDOOR HLDGS  CL A              18451C109      3,009    377,113  SH         Other     1      377,113
EQUINIX INC                  NOTE  3.000% 10/1 29444UAG1      9,761  6,410,000  PRN        Other     1    6,410,000
GENERAL MTRS CO              COM               37045V100      3,034    118,269  SH         Other     1      118,269
GENERAL MTRS CO              *W EXP 07/10/201  37045V118      3,253    195,330  SH         Other     1      195,330
GENERAL MTRS CO              *W EXP 07/10/201  37045V126      2,175    195,330  SH         Other     1      195,330
BLOCK H & R INC              COM               093671105      8,405    510,300  SH  PUT    Other     1      510,300
ISHARES TR                   RUSSELL 2000      464287655     39,914    482,000  SH  PUT    Other     1      482,000
MASCO CORP                   COM               574599106      8,515    636,853  SH         Other     1      636,853
MGM RESORTS INTERNATIONAL    COM               552953101      9,343    686,000  SH  PUT    Other     1      686,000
MGM RESORTS INTERNATIONAL    NOTE  4.250% 4/1  55303QAE0     27,551 25,500,000  PRN        Other     1   25,500,000
NORTEK INC                   COM NEW           656559309     12,482    282,976  SH         Other     1      282,976
PACKAGING CORP AMER          COM               695156109      6,066    205,000  SH         Other     1      205,000
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q    780097754      2,580    150,000  SH         Other     1      150,000
SAFEWAY INC                  COM NEW           786514208      5,517    273,000  SH         Other     1      273,000
SPDR S&P 500 ETF TR          TR UNIT           78462F103      5,632     40,000  SH  PUT    Other     1       40,000
SUNCOKE ENERGY INC           COM               86722A103      3,157    222,185  SH         Other     1      222,185
SUNOCO INC                   COM               86764P109      7,249    190,000  SH         Other     1      190,000
TW TELECOM INC               COM               87311L104      6,995    315,670  SH         Other     1      315,670
VIRGIN MEDIA INC             COM               92769L101     13,005    520,600  SH         Other     1      520,600
GRACE W R & CO DEL NEW       COM               38388F108      5,966    103,224  SH         Other     1      103,224